Having a strong portfolio is a worthy goal, but it's not the only reason you invest. You invest to be able to do what's important in your life. Making the right mutual fund choices today could greatly impact your plans for tomorrow.

Remember, mutual fund investing involves risks, including the possible loss of principal. That's why it is critical that you find mutual funds that measure up to your hopes and dreams. Funds guided by investment professionals with an inspired approach to investing founded on ideas and research. Funds managed with a dedication to discipline and passion for performance.

Just like you, we have personal and family goals that are worth achieving. In fact, we invest in the Marsico Funds alongside our shareholders. So you can be confident that the long-term growth of your and our investment in the Marsico Funds is at the heart of every investment decision we make.


[PHOTO]

TABLE OF CONTENTS


SEMI-ANNUAL SHAREHOLDER LETTER                                 2

MARSICO FOCUS FUND                                            13
   Fund Overview                                              13
   Schedule of Investments                                    14
   Statement of Assets and Liabilities                        17
   Statement of Operations                                    18
   Statements of Changes in Net Assets                        19
   Financial Highlights                                       20

MARSICO GROWTH FUND                                           21
   Fund Overview                                              21
   Schedule of Investments                                    22
   Statement of Assets and Liabilities                        27
   Statement of Operations                                    28
   Statements of Changes in Net Assets                        29
   Financial Highlights                                       30

MARSICO 21st CENTURY FUND                                     31
   Fund Overview                                              31
   Schedule of Investments                                    32
   Statement of Assets and Liabilities                        36
   Statement of Operations                                    37
   Statements of Changes in Net Assets                        38
   Financial Highlights                                       39

MARSICO INTERNATIONAL OPPORTUNITIES FUND                      40
   Fund Overview                                              40
   Schedule of Investments                                    41
   Statement of Assets and Liabilities                        47
   Statement of Operations                                    48
   Statements of Changes in Net Assets                        49
   Financial Highlights                                       50

NOTES TO FINANCIAL STATEMENTS                                 51



This report is submitted for the general information of Marsico Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

APRIL 16, 2002



DEAR MARSICO FUNDS SHAREHOLDER:

   Enclosed is your semi-annual report for the Marsico Funds encompassing the six-month period ending March 31st, 2002. As you will see below, all four Funds posted strong absolute returns, led by the International Opportunities Fund's gain of nearly 22%. The Funds' longer-term investment results are also provided. The Focus and Growth Funds now have 4-1/4 year performance histories. The 21st Century Fund passed its two-year anniversary on February 1st, 2002. The International Opportunities Fund is not far behind, with a 1-3/4 year track record as of March 31st.(1)

   You may have already received your first quarter 2002 shareholder letter, which discusses in detail the recent investment environment, Fund performance, and our market outlook. To minimize any repetition in this semi-annual Fund update, we thought it would be most effective to focus here on reviewing investment performance for the Funds over the last six months. We refer you to our first quarter letter for more extensive comments regarding the Funds' investment strategy and the macroeconomic environment.

INVESTMENT REVIEW BY TOM MARSICO

   MARSICO FOCUS FUND

   MARSICO GROWTH FUND

   The Focus Fund and the Growth Fund posted total returns of 16.19% and 15.01%, respectively, for the six months ending March 31st. For comparative purposes, the S&P 500(R) Index had a total return of 10.99% over that same time period.(1)

   Looking at the "big picture" of investment decisions that contributed to performance, the Funds' strong results over the six months ending March 31st resulted from several primary factors, including substantial investments in the consumer discretionary sector, especially retailing and automobile companies; well-chosen health care holdings; and an underweighting in telecommunications companies. Let's look at each of these factors below.

   First, the consumer discretionary sector has been an area of substantial emphasis for the Funds over the past several quarters. We have believed for some time that the U.S. consumer remains in a relatively strong financial position, and is likely to continue to support the economy. An important underlying reason for that assessment is the robust U.S. housing market, coupled with attractive mortgage refinancing opportunities. We believe that the "wealth effect" created by the dual phenomena of rising home prices and lower interest rates has been significant. In our view, this combination may have more than offset the effects of losses sustained by many investors in the stock market. To be sure, we continue to watch closely some important indicators of consumers' financial health, including credit card debt and educational loan balances. On balance, though, we remain positive on the economic potential of the U.S. consumer. Further, it is our opinion--expressed in the Funds' investment strategy--that a gradually improving economy may be supported primarily by continued consumer spending, as compared to the capital expenditure-driven growth that tended to characterize much of the 1990s. These judgments have led us to invest in specific industries within the consumer discretionary arena, including retailers, automobiles, homebuilders, suppliers to homebuilders, and hotels.

   Over the six months ending March 31st, the Funds' investments in these areas have added significant value. Retailers such as Tiffany & Co., The Home Depot, and Wal-Mart Stores posted strong price gains.(2) Automobile companies such as BMW and Porsche saw their stock prices surge.(2) Lodging companies such as Four Seasons Hotels posted strong gains.(2) To us, the positive returns experienced by these types of industries provide encouraging signs that last year's U.S. economic slowdown may turn out to be relatively mild. The overall resiliency of the sector also may signify that the longer-term economic prognosis for the U.S. is relatively good.

   The Funds' health care holdings also contributed positively to performance. One interesting aspect of our health care investments is that they have tended to favor equipment and services companies, with less exposure to the pharmaceutical and biotechnology industries. In the services area, Tenet Healthcare and UnitedHealth Group posted solid gains over the six months ending March 31st, 2002, and were exceptionally good performers in the first quarter of 2002.(2) In the pharmaceutical area, our primary investment was in Johnson & Johnson, which also provides some health equipment, and which appreciated by 18% over the six-month period.(2) We avoided substantial exposure to other pharmaceutical stocks. The S&P Pharmaceutical and Biotechnology Industry had a return of -0.9% during the six-month period. Quite a few companies in this industry have been under pressure due to drugs coming off patent protection, questions about new product pipelines, and valuation-related issues.

   At times, important investment decisions are reflected in what we choose not to own. The Funds have remained "telecommunications agnostic" by holding only minimal investments in this sector over the last six months.
   Telecommunications companies--as measured by the S&P

   Telecommunications Sector--declined by nearly 24% in the six months ending March 31st, 2002. The telecommunications sector was by far the worst performing S&P economic sector during the six-month period. In fact, no other sector had a negative return. For some time, our general investment thesis about this sector has been that it remains hobbled by substantial overcapacity, which may take some time to rectify. We continue to have concerns about the overall profit outlook for many telecommunications companies and by valuations of some stocks, which still appear stretched in our view.

   One area of investment for the Funds that detracted from investment performance over the six months ending March 31st, 2002, was our modest allocation to technology stocks, particularly in hardware and equipment companies. The Funds maintained a relatively low weighting in this sector (as compared to the S&P 500(R) Index). That decision imposed some opportunity costs at times, as this area experienced strong six-month performance. In addition, some of our individual stock picks within the sector--including Cisco Systems and Oracle Systems--did not perform well.(2)

   As of March 31st, the Funds were invested primarily in sectors such as consumer discretionary, financial services, health care, and industrials. The consumer-related positions, which together represented the Funds' largest economic sector allocation, generally favored retailing and automobile companies. In the industrial category, the Funds were primarily invested in capital goods companies (e.g., aerospace/defense) and transportation (e.g., airlines).

   Thank you for being an investor in the Funds.


   /s/ Thomas F. Marsico

   THOMAS F. MARSICO

   CHAIRMAN AND CHIEF EXECUTIVE OFFICER

INVESTMENT REVIEW BY JIM HILLARY

   MARSICO 21st CENTURY FUND

   The 21st Century Fund produced solid investment gains over the last six months. For the period from October 1st, 2001, to March 31st, 2002, the Fund generated a total return of 20.13%. For comparison, the S&P 500(R) Index and Nasdaq Composite Index had total returns of 10.99% and 23.33%, respectively. The Fund passed its two-year anniversary on February 1st, 2002.(1)

   Over the six-month period, the 21st Century Fund's investment posture tilted away from sectors such as information technology, telecommunications, and utilities, and tended to favor other areas such as consumer discretionary, financial services, industrials, and health care. The following factors were particularly important in the Fund's gains:

    - INCREASED CONSUMER DISCRETIONARY HOLDINGS: Since September 11th, this has been an area of greater importance for the Fund. As of March 31st, 2002, investments in this sector comprised nearly 42% (under the Global Industry Classification Standard) of Fund assets. Our decision to place greater emphasis on this sector stemmed in part from the sharp sell-off that occurred in many consumer-related areas in the aftermath of the terrorist attacks--including automobiles, homebuilders, hotels, and retailers--which, in our view, created some compelling investment opportunities. Over the last six months, the Fund's consumer discretionary investments appreciated in value by 46%. According to Wilshire Atlas, our source for Fund performance attribution, seven of the Fund's ten best-performing stocks over the six months ending March 31st, 2002, were in this sector, including: Four Seasons Hotels, M.D.C. Holdings, Tiffany & Co., The Home Depot, Lowe's Cos., and MGM Mirage.(2)

    - INDUSTRIAL SECTOR HOLDINGS: Within the industrial sector, the Fund's positions in aerospace/defense companies and select airlines added a great deal of value during the six months ending March 31st, 2002. The Fund continues to own several aerospace/defense companies, including Lockheed Martin, which performed very well.(2) We established positions in several domestic air carriers--SkyWest, Frontier Airlines, and Delta Airlines--shortly after the terrorist attacks.(2) As the airline industry showed signs of recovery, these stocks experienced substantial price appreciation. We have since sold most of our airline holdings.

    - SELECT FINANCIAL SERVICES AND HEALTH CARE POSITIONS: The Fund benefited from certain investments in the financial services and health care areas. Specific highlights in the financials sector included USA Education, Capital One Financial, and Citigroup, while health care companies such as UnitedHealth Group and Tenet Healthcare provide value added returns.(2)

    - TECHNOLOGY SOFTWARE AND SERVICES COMPANIES: The Fund's positions in this industry rose in aggregate by 54% over the six-month period, highlighted by companies such as Amdocs, Intel, Symantec, BEA Systems, and PeopleSoft.(2) All the aforementioned companies were sold out of the Fund as of March 31st, 2002. In general, the positions were eliminated due to valuation reasons, and to our view that more attractive investment opportunities were available elsewhere, particularly in the consumer discretionary sector.

    - UNDERWEIGHTING IN TELECOMMUNICATIONS: As Tom mentioned, fund managers can sometimes add substantial value by avoiding positions in certain sectors or industries. Over the six months ending March 31st, 2002, the Fund's performance was helped by its relatively low levels of investment in telecommunications companies. The S&P Telecommunications Sector had a return of -24% for the six months ending March 31st, 2002. It was the only economic sector to post a negative return over that time period.

   The Fund did have some areas of weakness over the six-month period. Compared to our benchmarks, our limited investments in the information technology sector--especially the hardware and equipment industry--detracted from performance. The Fund on average had lower levels of investment in this area than did its benchmarks. Performance was further affected by our stock selection in this sector. Of the Fund's ten weakest-performing investments over the last six months, eight were in the hardware and equipment industry, including NVIDIA Corporation, Cabot Microelectronics, and Intersil Corporation.(2)

   At quarter-end, the Fund's economic sector distribution favored consumer discretionary, financial services, industrials, and health care. In our view, select companies within these broad areas offer compelling growth potential and trade at reasonable valuations. We continue to be concerned about the earnings outlook for many technology and telecommunications companies.

   Thank you for being an investor in the Fund.



   /s/ James A. Hillary

   JAMES A. HILLARY

   PORTFOLIO MANAGER

INVESTMENT REVIEW BY JIM GENDELMAN

   MARSICO INTERNATIONAL OPPORTUNITIES FUND

   I am pleased to report that the Fund posted strong investment results for the six months ending March 31st, 2002. For the period from October 1st, 2001 to March 31st, 2002, the Fund had a total return of (US$) 21.83%. That result compared favorably to the Morgan Stanley Capital International EAFE Index, which had a total return of (US$) 7.52%. The Fund is approaching its two-year anniversary and performance overall has been quite good.(1)

   Echoing Tom and Jim's performance summaries, the strongest contributor to the Fund's performance was our decision to invest in the consumer discretionary sector. On average, the Fund's overall level of investment in this area was significantly higher than the EAFE Index, due to our belief that a gradually improving global economy may be supported primarily by consumer spending. Regarding industries we favored within the consumer sector, three particular areas of strength were the Fund's investments in automobile, media, and retailing companies. We benefited on two levels with respect to the automobile investments--a decision to overweight this industry, and good stock selection within the industry. The Fund's automobile holdings--which at quarter-end included Porsche, Nissan Motors, and BMW--rose in total by 67% in six months.(2) Thomson Multimedia and Wal-Mart de Mexico are examples of a strong-performing media company and a strong-performing retailing company in the Fund.(2)

   Transportation companies were a second major area of strength for the Fund over the last six months. The Fund's performance was boosted by both its relatively large allocation to this industry and by good individual stock selection. In the immediate aftermath of the September 11th terrorist attacks in the U.S., airline stocks were among the hardest-hit areas. We added to our airline positions, highlighted by WestJet Airlines and Ryanair Holdings PLC, and these positions experienced powerful price rallies during the ensuing six months. WestJet gained 77%, while Ryanair appreciated by 46% over the six months ending March 31st, 2002.(2) Another of the Fund's transportation holdings, Canadian National Railway, gained 32% over this period.(2)

   The Fund's technology-related investments added value during the six months ending March 31st, 2002. In particular, investments in the software and services industry--notably Accenture, Ltd.--and hardware and equipment--highlighted by Samsung Electronics--contributed significantly to performance.(2) Capital spending for technology in some non-U.S. markets did not fall, on balance, quite as far as in the U.S., which led us to favor this sector a bit more than other Marsico Funds did.

   Financial services holdings were a fourth major factor underlying the Fund's six-month returns. Banking companies (e.g., Kookmin Bank, UBS AG, Royal Bank of Scotland, and IntesaBci) generated particularly strong returns for the Fund.(2)

   At a more "macro" level, the Fund's country allocations buoyed investment returns over the six-month period. In particular, the Fund benefited from having overweighted positions in countries such as Germany, Mexico, and Korea, as compared to the weightings in the EAFE Index, while maintaining relatively modest levels of investment in Japan.

   As of March 31st, the Fund's primary economic sector allocations were in consumer discretionary, financial services, and industrials. The consumer-related positions included holdings in automobiles, media, retailing, and consumer durables. The financial positions continued to emphasize banking companies. Regarding country allocations, the Fund overall had a Western European "tilt," as investments in the United Kingdom, Germany, France, Ireland, The Netherlands, and Switzerland represented about 49% of its assets. Our Japan weighting, at approximately 11% of assets, was well below that of the EAFE Index, and consisted primarily of an investment in Nissan Motors. The Fund had a 7% weighting in Canadian companies, which featured investments in WestJet Airlines and Canadian National Railway.

   Thank you very much for your support.


   /s/ James G. Gendelman

   JAMES G. GENDELMAN

   PORTFOLIO MANAGER




(1) Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than their original cost. The performance returns for the 21st Century Fund and the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.

  The S&P 500(R) Index is a registered trademark of Standard & Poor's
    Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. The Nasdaq Composite Index is an unmanaged, broad-based index of over 5,000 stocks that consists of all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East
    (EAFE). You cannot invest directly in an index.

(2) Portfolio composition is subject to change at any time and references to specific securities, industries and sectors referenced in this letter are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percent of a Fund's portfolio represented by the securities or industries mentioned in this letter.

    Not authorized for distribution unless preceded or accompanied by a current Marsico Funds prospectus.


 UMB DISTRIBUTION SERVICES, LLC, DISTRIBUTOR FOR THE MARSICO FUNDS.

FUND OVERVIEW


MARSICO FOCUS FUND

MARCH 31, 2002 (UNAUDITED)

The Focus Fund invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.

PERFORMANCE COMPARISON

                                   ONE YEAR                   AVERAGE ANNUAL SINCE
                               (4/1/01-3/31/02)           INCEPTION (12/31/97-3/31/02)
Marsico Focus Fund                    1.69%                         11.63%
S&P 500(R)Index                        0.24%                          5.39%


NET ASSETS
3/31/02                                                          $1,467,380,143


NET ASSET VALUE
Net Asset Value Per Share           $14.21


TOP FIVE HOLDINGS
Tenet Healthcare Corp.                7.84%
UnitedHealth Group, Inc.              6.86
Lockheed Martin Corp.                 6.16
Bayerische Motoren Werke AG           6.04
Tiffany & Company                     6.04


SECTOR ALLOCATION(2)
Consumer Cyclical                    36.61%
Consumer Non-Cyclical                25.88
Financial                            20.63
Industrial                           11.07
Technology                            5.81


GROWTH OF $10,000(1)

[CHART]

MARSICO INTERNATIONAL OPPORTUNITIES FUND
Growth of a $10,000 investment

                          INT'L                                 MS
                      OPPORTUNITIES                            EAFE
                 ------------------------           --------------------------
30-Jun-00                     10,000                               10,000
30-Sep-00                     10,360                                9,193
31-Dec-00                      9,648                                8,947
31-Mar-01                      8,283                                7,720
30-Jun-01                      8,583                                7,640
30-Sep-01                      7,011                                6,570
31-Dec-01                      8,138                                7,028
31-Mar-02                      8,542                                7,064

(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV, assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

    The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged, broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS


MARSICO FOCUS FUND
MARCH 31, 2002 (UNAUDITED)

                                                 NUMBER           MARKET VALUE     PERCENT OF
                                                OF SHARES          IN DOLLARS      NET ASSETS
COMMON STOCKS

AEROSPACE/DEFENSE
General Dynamics Corporation                      532,666          $50,043,971       3.41%
Lockheed Martin Corporation                     1,568,482           90,313,194       6.16
                                                --------------------------------------------
                                                                   140,357,165       9.57
                                                --------------------------------------------

AIRLINES
Southwest Airlines Company                      2,182,203           42,225,628       2.88
                                                --------------------------------------------

APPLICATIONS SOFTWARE
Microsoft Corporation*                            687,660           41,472,775       2.83
Siebel Systems, Inc.*                             983,648           32,076,761       2.18
                                                --------------------------------------------
                                                                    73,549,536       5.01
                                                --------------------------------------------

AUTOMOTIVE--CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                     2,229,150           88,671,012       6.04
General Motors Corporation                        928,594           56,133,507       3.83
                                                --------------------------------------------
                                                                   144,804,519       9.87
                                                --------------------------------------------

BEVERAGES--NON-ALCOHOLIC
PepsiCo, Inc.                                     920,466           47,403,999       3.23
                                                --------------------------------------------

BUILDING--RESIDENTIAL/COMMERCIAL
Lennar Corporation                                369,878           19,514,763       1.33
                                                --------------------------------------------

COMPUTERS
Dell Computer Corporation*                        416,692           10,879,828       0.74
                                                --------------------------------------------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                 1,319,266           65,330,052       4.45
                                                --------------------------------------------



*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO FOCUS FUND
MARCH 31, 2002 (UNAUDITED)

                                                 NUMBER           MARKET VALUE     PERCENT OF
                                                OF SHARES          IN DOLLARS      NET ASSETS
COMMON STOCKS continued

FINANCE--CONSUMER LOANS
USA Education, Inc.                               812,177          $79,430,911       5.41%
                                                --------------------------------------------

FINANCE--INVESTMENT BANKER/BROKER
Goldman Sachs Group, Inc.                         411,454           37,133,723       2.53
Lehman Brothers Holdings, Inc.                  1,115,828           72,127,122       4.92
                                                --------------------------------------------
                                                                   109,260,845       7.45
                                                --------------------------------------------

FINANCE--MORTGAGE LOAN/BANKER
Fannie Mae                                        553,468           44,211,024       3.01
                                                --------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                         849,197           45,245,216       3.08
                                                --------------------------------------------

MEDICAL--HMO
UnitedHealth Group, Inc.                        1,316,374          100,597,301       6.86
                                                --------------------------------------------

MEDICAL--HOSPITALS
Tenet Healthcare Corporation*                   1,717,485          115,105,845       7.84
                                                --------------------------------------------

MEDICAL LABS & TESTING SERVICES
Quest Diagnostics, Inc.*                          358,650           29,714,153       2.02
                                                --------------------------------------------

MEDICAL PRODUCTS
Baxter International, Inc.                        201,556           11,996,613       0.82
Johnson & Johnson                               1,091,942           70,921,633       4.83
                                                --------------------------------------------
                                                                    82,918,246       5.65
                                                --------------------------------------------

PROPERTY/CASUALTY INSURANCE
Travelers Property Casualty Corporation*           65,000            1,300,000       0.09
                                                --------------------------------------------



*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO FOCUS FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER        MARKET VALUE    PERCENT OF
                                                 OF SHARES       IN DOLLARS     NET ASSETS
COMMON STOCKS continued

RETAIL--BUILDING PRODUCTS
The Home Depot, Inc.                            1,273,847          $61,921,703       4.22%
Lowe's Companies, Inc.                            843,048           36,664,158       2.50
                                                --------------------------------------------
                                                                    98,585,861       6.72
                                                --------------------------------------------

RETAIL--DISCOUNT
Costco Wholesale Corporation*                     639,727           25,473,929       1.74
Wal-Mart Stores, Inc.                             749,720           45,950,339       3.13
                                                --------------------------------------------
                                                                    71,424,268       4.87
                                                --------------------------------------------

RETAIL--JEWELRY
Tiffany & Company                               2,491,068           88,557,467       6.04
                                                --------------------------------------------

TRANSPORTATION--SERVICES
FedEx Corporation*                                349,764           20,321,288       1.38
                                                --------------------------------------------

TOTAL COMMON STOCKS
(COST $1,220,414,535)                                            1,430,737,915      97.50
                                                --------------------------------------------

PREFERRED STOCK

AUTOMOTIVE--CARS/LIGHT TRUCKS
Porsche AG                                         46,633           21,322,138       1.46
                                                --------------------------------------------

TOTAL PREFERRED STOCK
(COST $17,653,216)                                                  21,322,138       1.46
                                                --------------------------------------------

TOTAL INVESTMENTS
(COST $1,238,067,751)                                            1,452,060,053      98.96
Cash and Other Assets Less Liabilities                              15,320,090       1.04
                                                --------------------------------------------

NET ASSETS                                                      $1,467,380,143     100.00%
                                                --------------------------------------------


*Non-income-producing.
 See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES


MARSICO FOCUS FUND
MARCH 31, 2002 (UNAUDITED)


(AMOUNTS IN THOUSANDS)

ASSETS
  Investments, at value (cost $1,238,068)                                        $1,452,060
  Receivable for investments sold                                                    32,247
  Receivable for capital stock sold                                                   1,004
  Interest and dividends receivable                                                     201
  Organizational expenses, net of accumulated amortization                               20
  Prepaid expenses and other assets                                                     184
                                                                         ------------------
  Total Assets                                                                    1,485,716
                                                                         ------------------

LIABILITIES
  Payable for investments purchased                                                  11,796
  Due to custodian                                                                    3,507
  Payable for capital stock redeemed                                                    819
  Accrued investment advisory fee                                                     1,050
  Accrued distribution fee                                                              365
  Accrued trustees fees                                                                 228
  Accrued expenses and other liabilities                                                571
                                                                         ------------------
  Total Liabilities                                                                  18,336
                                                                         ------------------
NET ASSETS                                                                       $1,467,380
                                                                         ==================
NET ASSETS CONSIST OF
  Paid-in-capital                                                                $1,515,512
  Accumulated net investment loss                                                      (136)
  Accumulated net realized loss on investments and
    foreign currency transactions                                                  (261,988)
  Net unrealized appreciation on investments
    and foreign currency translations                                               213,992
                                                                         ------------------
NET ASSETS                                                                       $1,467,380
                                                                         ==================
SHARES OUTSTANDING, $0.001 par value
  (UNLIMITED SHARES AUTHORIZED)                                                     103,300

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                                          $14.21
                                                                         ==================



*Not in thousands.
 See notes to financial statements.

STATEMENT OF OPERATIONS


MARSICO FOCUS FUND
SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest                                                                             $273
  Dividends (net of $9 of non-reclaimable
    foreign withholding taxes)                                                        3,590
                                                                         ------------------
  TOTAL INVESTMENT INCOME                                                             3,863
                                                                         ------------------
EXPENSES
  Investment advisory fees                                                            5,932
  Distribution fees                                                                   1,745
  Transfer agent fees and expenses                                                      894
  Printing and postage expenses                                                         231
  Trustees fees and expenses                                                            147
  Custody and fund accounting fees                                                      114
  Fund administration fees                                                              108
  Professional fees                                                                      67
  State registration fees                                                                23
  Amortization of organizational costs                                                   14
  Miscellaneous                                                                          70
                                                                         ------------------
  TOTAL EXPENSES                                                                      9,345
  Less expenses paid indirectly                                                       (194)
                                                                         ------------------
  NET EXPENSES                                                                        9,151
                                                                         ------------------
NET INVESTMENT LOSS                                                                 (5,288)
                                                                         ------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments                                                 (29,587)
  Net realized loss on foreign currency transactions                                   (22)
  Change in unrealized appreciation/depreciation on
    investments and foreign currency translations                                   241,453
                                                                         ------------------
  Net Gain on Investments                                                           211,844
                                                                         ------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                          $206,556
                                                                         ==================


 See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


MARSICO FOCUS FUND

                                                        SIX MONTHS                  YEAR
                                                       ENDED 3/31/02                ENDED
(AMOUNTS IN THOUSANDS)                                  (UNAUDITED)                9/30/01
OPERATIONS
  Net investment loss                                     $(5,288)                 $(7,293)
  Net realized loss on investments                        (29,587)                (119,923)
  Net realized loss on foreign
    currency transactions                                     (22)                      (8)

  Change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations                          241,453                (883,716)
                                                   ----------------------------------------

  Net increase (decrease) in net assets
    resulting from operations                              206,556              (1,010,940)
                                                   ----------------------------------------

DISTRIBUTIONS
  Net realized gains                                             -                  (3,235)
  Distributions in excess of
    net realized gains                                     (4,529)                (235,062)
                                                   ----------------------------------------

  Total distributions                                      (4,529)                (238,297)
                                                   ----------------------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                             210,250                 546,543
  Proceeds from reinvestment
    of distributions                                         4,400                 231,968
  Redemption of shares                                   (260,792)              (1,071,584)
                                                   ----------------------------------------

  Net decrease from
    capital share transactions                            (46,142)                (293,073)
                                                   ----------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    155,885              (1,542,310)

NET ASSETS
  Beginning of period                                    1,311,495               2,853,805

  END OF PERIOD                                         $1,467,380              $1,311,495
                                                   ----------------------------------------

TRANSACTIONS IN SHARES
  Shares sold                                               15,569                  34,192
  Shares issued in reinvestment of distributions               330                  13,865
  Shares redeemed                                         (19,497)                 (69,861)
                                                   ----------------------------------------
  Net decrease                                             (3,598)                 (21,804)
                                                   ========================================


 See notes to financial statements.

FINANCIAL HIGHLIGHTS


MARSICO FOCUS FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                      SIX MONTHS         YEAR          YEAR           YEAR        12/31/97*
                     ENDED 3/31/02       ENDED         ENDED          ENDED          TO
                      (UNAUDITED)       9/30/01       9/30/00        9/30/99       9/30/98
NET ASSET VALUE, BEGINNING OF PERIOD
                         $12.27          $22.17        $17.43         $12.36       $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment loss
                         (0.05)          (0.07)        (0.16)         (0.06)       (0.01)

  Net realized and unrealized gains (losses) on investments
                          2.03           (7.87)         4.94           5.13         2.37
                     ------------------------------------------------------------------------
  Total from investment operations
                          1.98           (7.94)         4.78           5.07         2.36
                     ------------------------------------------------------------------------

DISTRIBUTIONS
  Net realized gains         -           (0.03)       (0.04)              -            -
  Distributions in excess of net realized gains
                         (0.04)          (1.93)           -               -            -
                     ------------------------------------------------------------------------
  Total distributions    (0.04)          (1.96)       (0.04)              -            -
                     ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD
                         $14.21         $12.27       $22.17          $17.43       $12.36
                     ========================================================================
TOTAL RETURN
                          16.19%(1)     (38.17)%      27.42%          41.02%       23.60%(1)


SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000s)
                         $1,467,380    $1,311,495   $2,853,805      $2,258,141   $858,257

  Ratio of expenses to average net assets,
    before expenses paid indirectly
                             1.34%(2)       1.30%        1.27%           1.31%     1.56%(2)

  Ratio of net investment loss to average net assets,
    net of expenses paid indirectly
                           (0.76)%(2)     (0.36)%       (0.69)%        (0.43)%   (0.27)%(2)

  Ratio of net investment loss to average net assets,
    before expenses paid indirectly
                           (0.79)%(2)     (0.39)%       (0.70)%        (0.45)%   (0.27)%(2)

  Portfolio turnover rate
                               53% (1)       127%          176%           173%      170% (1)



 * Inception.
(1)Not annualized for the periods less than one year.
(2)Annualized for the periods less than one year.
   See notes to financial statements.

FUND OVERVIEW


MARSICO GROWTH FUND
MARCH 31, 2002 (UNAUDITED)


The Growth Fund invests primarily in the common stocks of large companies that are selected for their growth potential. The Growth Fund will normally hold between 35 and 50 common stocks.

PERFORMANCE COMPARISON

                                   ONE YEAR                   AVERAGE ANNUAL SINCE
                               (4/1/01-3/31/02)           INCEPTION (12/31/97-3/31/02)
Marsico Growth Fund                  -1.23%                          10.54%
S&P 500(R)Index                       0.24%                           5.39%


NET ASSETS
3/31/02                                                           $680,351,877


NET ASSET VALUE
Net Asset Value Per Share           $14.60


TOP FIVE HOLDINGS
Tenet Healthcare Corp.                4.77%
USA Education, Inc.                   4.73
UnitedHealth Group, Inc.              4.54
The Home Depot, Inc.                  3.79
Citigroup, Inc.                       3.61


SECTOR ALLOCATION(2)
Consumer Cyclical                    36.06%
Consumer Non-Cyclical                25.19
Financial                            21.54
Industrial                           10.73
Technology                            5.42
Communications                        1.06


GROWTH OF $10,000(1)

[CHART]

[PLOT POINTS TO COME]


(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV, assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

    The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged, broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS

MARSICO GROWTH FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER        MARKET VALUE      PERCENT OF
                                                 OF SHARES       IN DOLLARS       NET ASSETS
COMMON STOCKS

ADVERTISING AGENCIES
Omnicom Group, Inc.                                68,593          $6,475,179        0.95%
                                              -----------------------------------------------
AEROSPACE/DEFENSE
Embraer-Empresa Brasileira
  de Aeronautica ADR                              131,978           2,663,316        0.39
General Dynamics Corporation                      237,966          22,356,906        3.29
Lockheed Martin Corporation                       394,396          22,709,322        3.34
                                              -----------------------------------------------
                                                                   47,729,544        7.02
                                              -----------------------------------------------

AIRLINES
Ryanair Holdings PLC ADR*                         225,190           6,757,952        0.99
SkyWest, Inc.                                     168,556           4,202,101        0.62
Southwest Airlines Company                        789,093          15,268,950        2.25
                                              -----------------------------------------------
                                                                   26,229,003        3.86
                                              -----------------------------------------------

APPLICATIONS SOFTWARE
Microsoft Corporation*                            307,608          18,551,839        2.73
Siebel Systems, Inc.*                             291,384           9,502,032        1.39
                                              -----------------------------------------------
                                                                   28,053,871        4.12
                                              -----------------------------------------------

AUTOMOTIVE--CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                       532,400          21,177,780        3.11
General Motors Corporation                        352,004          21,278,642        3.13
                                              -----------------------------------------------
                                                                   42,456,422        6.24
                                              -----------------------------------------------

BEVERAGES--NON-ALCOHOLIC
PepsiCo, Inc.                                     360,612          18,571,518        2.73
                                              -----------------------------------------------

BREWERY
Anheuser-Busch Companies, Inc.                    113,077           5,902,619        0.87
                                              -----------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO GROWTH FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER        MARKET VALUE      PERCENT OF
                                                 OF SHARES       IN DOLLARS       NET ASSETS
COMMON STOCKS continued

BUILDING--RESIDENTIAL/COMMERCIAL
D.R. Horton, Inc.                                 131,980          $4,975,646        0.73%
Lennar Corporation                                144,026           7,598,812        1.12
M.D.C. Holdings, Inc.                             138,282           5,973,782        0.88
                                              -----------------------------------------------
                                                                   18,548,240        2.73
                                              -----------------------------------------------

CASINO HOTELS
Mandalay Resort Group*                             37,336           1,146,215        0.17
MGM Mirage, Inc.*                                  76,888           2,785,652        0.41
                                              -----------------------------------------------
                                                                    3,931,867        0.58
                                              -----------------------------------------------

COMPUTERS
Dell Computer Corporation*                        186,010           4,856,721        0.71
                                              -----------------------------------------------

COSMETICS & TOILETRIES
Estee Lauder Companies, Inc.-Class A               57,837           1,975,712        0.29
                                              -----------------------------------------------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                   495,603          24,542,261        3.61
                                              -----------------------------------------------

ELECTRONICS--MILITARY
L-3 Communications Holdings, Inc.*                 39,380           4,410,560        0.65
                                              -----------------------------------------------

FIDUCIARY BANKS
Northern Trust Corporation                        130,320           7,833,535        1.15
                                              -----------------------------------------------

FINANCE--CONSUMER LOANS
USA Education, Inc.                               329,044          32,180,503        4.73
                                              -----------------------------------------------

FINANCE--CREDIT CARD
Capital One Financial Corporation                  64,478           4,116,920        0.61
                                              -----------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO GROWTH FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER         MARKET VALUE     PERCENT OF
                                                 OF SHARES        IN DOLLARS      NET ASSETS
COMMON STOCKS continued

FINANCE--INVESTMENT BANKER/BROKER
Goldman Sachs Group, Inc.                         120,540         $10,878,735        1.60%
Lehman Brothers Holdings, Inc.                    226,505          14,641,283        2.15
                                              -----------------------------------------------
                                                                   25,520,018        3.75
                                              -----------------------------------------------

FINANCE--MORTGAGE LOAN/BANKER
Fannie Mae                                        238,572          19,057,131        2.80
                                              -----------------------------------------------

FOOD--MISCELLANEOUS/DIVERSIFIED
Kraft Foods, Inc.-Class A                         386,028          14,919,982        2.19
Unilever N.V.                                     187,754          10,664,427        1.57
                                              -----------------------------------------------
                                                                   25,584,409        3.76
                                              -----------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                         345,914          18,430,298        2.71
                                              -----------------------------------------------

MEDICAL--BIOMEDICAL/GENETIC
InterMune, Inc.*                                   65,514           1,970,006        0.29
                                              -----------------------------------------------

MEDICAL--HMO
UnitedHealth Group, Inc.                          404,240          30,892,021        4.54
                                              -----------------------------------------------

MEDICAL--HOSPITALS
Tenet Healthcare Corporation*                     484,646          32,480,975        4.77
                                              -----------------------------------------------

MEDICAL LABS & TESTING SERVICES
Quest Diagnostics, Inc.*                           89,864           7,445,232        1.09
                                              -----------------------------------------------

MEDICAL PRODUCTS
Baxter International, Inc.                         93,548           5,567,977        0.82
Johnson & Johnson                                 347,756          22,586,752        3.32
                                              -----------------------------------------------
                                                                   28,154,729        4.14
                                              -----------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO GROWTH FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER         MARKET VALUE     PERCENT OF
                                                 OF SHARES        IN DOLLARS      NET ASSETS
COMMON STOCKS continued

PROPERTY/CASUALTY INSURANCE
Travelers Property Casualty Corporation *         476,774          $9,535,480        1.40%
                                              -----------------------------------------------

RETAIL--BEDDING
Bed Bath & Beyond, Inc.*                          187,348           6,322,995        0.93
                                              -----------------------------------------------

RETAIL--BUILDING PRODUCTS
The Home Depot, Inc.                              529,742          25,750,759        3.79
Lowe's Companies, Inc.                            378,576          16,464,270        2.42
                                              -----------------------------------------------
                                                                   42,215,029        6.21
                                              -----------------------------------------------

RETAIL--DISCOUNT
Costco Wholesale Corporation*                     285,794          11,380,317        1.67
Wal-Mart Stores, Inc.                             308,778          18,925,004        2.78
                                              -----------------------------------------------
                                                                   30,305,321        4.45
                                              -----------------------------------------------

RETAIL--JEWELRY
Tiffany & Company                                 625,441          22,234,428        3.27
                                              -----------------------------------------------

SAVINGS AND LOANS/THRIFTS
Washington Mutual, Inc.                           242,482           8,033,429        1.18
                                              -----------------------------------------------

TRANSPORTATION--RAIL
Union Pacific Corporation                          26,750           1,662,245        0.24
                                              -----------------------------------------------

TRANSPORTATION--SERVICES
FedEx Corporation*                                195,732          11,372,029        1.67
                                              -----------------------------------------------

Total Common Stocks
(COST $495,704,681)                                               599,030,250       88.05
                                              -----------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO GROWTH FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER          MARKET VALUE      PERCENT OF
                                                 OF SHARES         IN DOLLARS       NET ASSETS
PREFERRED STOCK

AUTOMOTIVE--CARS/LIGHT TRUCKS
Porsche AG                                         12,178          $5,568,181          0.82%
                                              ------------------------------------------------
TOTAL PREFERRED STOCK
(COST $4,526,587)                                                   5,568,181          0.82
                                              ------------------------------------------------


                                              PRINCIPAL AMOUNT    MARKET VALUE      PERCENT OF
                                                 IN DOLLARS        IN DOLLARS       NET ASSETS
CORPORATE BOND

BUILDING--RESIDENTIAL/COMMERCIAL
M.D.C. Holdings, Inc.,
  8.375%, 2/1/08                               $2,700,000           2,754,000          0.40
                                              ------------------------------------------------

TOTAL CORPORATE BOND
(COST $2,639,012)                                                   2,754,000          0.40
                                              ------------------------------------------------


                                               PRINCIPAL/         MARKET VALUE      PERCENT OF
                                                 SHARES            IN DOLLARS       NET ASSETS
SHORT-TERM INVESTMENTS

Federal Home Loan Bank,
  1.64%, 4/1/02                                68,500,000          68,500,000         10.07

SSgA Money Market Fund                             60,685              60,685          0.01
                                              ------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $68,560,685)                                                 68,560,685         10.08
                                              ------------------------------------------------
TOTAL INVESTMENTS
(COST $571,430,965)                                               675,913,116         99.35

Cash and Other Assets Less Liabilities                              4,438,761          0.65
                                              ------------------------------------------------
NET ASSETS                                                       $680,351,877        100.00%
                                              ------------------------------------------------



*Non-income-producing.
 See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES


MARSICO GROWTH FUND
MARCH 31, 2002 (UNAUDITED)

(Amounts in thousands)

ASSETS
  Investments, at value (cost $571,431)                                            $675,913
  Cash                                                                                   96
  Receivable for investments sold                                                     8,450
  Receivable for capital stock sold                                                     773
  Interest and dividends receivable                                                     267
  Organizational expenses, net of accumulated amortization                               20
  Prepaid expenses and other assets                                                     146
                                                                         ------------------

  TOTAL ASSETS                                                                      685,665
                                                                         ------------------

LIABILITIES
  Payable for investments purchased                                                   3,636
  Payable for capital stock redeemed                                                    775
  Accrued investment advisory fee                                                       472
  Accrued distribution fee                                                               62
  Accrued trustees fees                                                                 141
  Accrued expenses and other liabilities                                                227
                                                                         ------------------

  TOTAL LIABILITIES                                                                   5,313
                                                                         ------------------

NET ASSETS                                                                         $680,352
                                                                         ==================

NET ASSETS CONSIST OF
  Paid-in-capital                                                                  $655,574
  Accumulated net investment loss                                                     (123)
  Accumulated net realized loss on investments and
    foreign currency transactions                                                  (79,581)
  Net unrealized appreciation on investments
    and foreign currency translations                                               104,482
                                                                         ------------------

NET ASSETS                                                                         $680,352
                                                                         ==================

SHARES OUTSTANDING, $0.001 par value
  (UNLIMITED SHARES AUTHORIZED)                                                      46,597

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                                          $14.60
                                                                         ==================


*Not in thousands.
 See notes to financial statements.

STATEMENT OF OPERATIONS


MARSICO GROWTH FUND
SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)


(Amounts in thousands)

INVESTMENT INCOME
  Interest                                                                             $340
  Dividends (net of $17 of non-reclaimable
    foreign withholding taxes)                                                        1,731
                                                                         ------------------

  TOTAL INVESTMENT INCOME                                                             2,071
                                                                         ------------------

EXPENSES
  Investment advisory fees                                                            2,538
  Distribution fees                                                                     747
  Transfer agent fees and expenses                                                      368
  Printing and postage expenses                                                          96
  Fund administration fees                                                               85
  Custody and fund accounting fees                                                       67
  Trustees fees and expenses                                                             53
  Professional fees                                                                      29
  State registration fees                                                                16
  Amortization of organizational costs                                                   14
  Miscellaneous                                                                          26
                                                                         ------------------

  TOTAL EXPENSES                                                                      4,039
  Less expenses paid indirectly                                                        (35)
                                                                         ------------------
  NET EXPENSES                                                                        4,004
                                                                         ------------------

NET INVESTMENT LOSS                                                                 (1,933)
                                                                         ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments                                                 (24,338)
  Net realized loss on foreign currency transactions                                    (5)
  Change in unrealized appreciation/depreciation on
    investments and foreign currency translations                                   107,029
                                                                         ------------------

  Net Gain on Investments                                                            82,686
                                                                         ------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                           $80,753
                                                                         ==================



 See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


MARSICO GROWTH FUND

                                                        SIX MONTHS                  YEAR
                                                       ENDED 3/31/02                ENDED
(AMOUNTS IN THOUSANDS)                                  (UNAUDITED)                9/30/01
OPERATIONS
  Net investment loss                                       $(1,933)                 $(3,878)
  Net realized loss on investments                          (24,338)                 (30,348)
  Net realized loss on foreign
    currency transactions                                        (5)                     (10)

  Change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations                            107,029                (309,903)
                                                   ------------------------------------------

  Net increase (decrease) in
    net assets resulting from operations                      80,753                (344,139)
                                                   ------------------------------------------

DISTRIBUTIONS
  Net realized gains                                               -                        -
  Distributions in excess of
    net realized gains                                         (717)                 (31,993)
                                                   ------------------------------------------

  Total distributions                                          (717)                 (31,993)
                                                   ------------------------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                               158,407                  249,493
  Proceeds from reinvestment
    of distributions                                             682                   30,448

  Redemption of shares                                      (89,677)                (375,627)
                                                   ------------------------------------------

  Net increase (decrease) from
    capital share transactions                                69,412                 (95,686)
                                                   ------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                      149,448                (471,818)

NET ASSETS
  Beginning of period                                        530,904               1,002,722

  END OF PERIOD                                             $680,352                $530,904
                                                   ==========================================

TRANSACTIONS IN SHARES
  Shares sold                                                 11,229                  15,449
  Shares issued in reinvestment of distributions                  49                   1,774
  Shares redeemed                                            (6,459)                (23,602)
                                                   ------------------------------------------

  NET INCREASE (DECREASE)                                      4,819                 (6,379)
                                                   ==========================================


See notes to financial statements.

FINANCIAL HIGHLIGHTS


MARSICO GROWTH FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                      SIX MONTHS         YEAR          YEAR           YEAR       12/31/97*
                     ENDED 3/31/02       ENDED         ENDED          ENDED         TO
                      (UNAUDITED)       9/30/01       9/30/00        9/30/99      9/30/98
NET ASSET VALUE, BEGINNING OF PERIOD
                         $12.71         $20.82        $16.29         $11.54        $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment loss
                          (0.04)         (0.09)        (0.11)         (0.06)        (0.01)

  Net realized and unrealized gains (losses) on investments
                           1.95          (7.32)         4.75           4.81          1.55
                      -----------------------------------------------------------------------

  Total from investment operations
                           1.91          (7.41)         4.64           4.75          1.54
                      -----------------------------------------------------------------------

DISTRIBUTIONS
  Net realized gains          -              -         (0.11)             -             -
  Distributions in excess of net realized gains
                          (0.02)         (0.70)            -              -             -
                      -----------------------------------------------------------------------

  Total distributions
                          (0.02)         (0.70)        (0.11)             -             -
                      -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD
                         $14.60         $12.71        $20.82         $16.29        $11.54
                      =======================================================================

TOTAL RETURN
                          15.01%(1)     (36.45)%       28.53%         41.16%      15.40%(1)

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000s)
                        $680,352       $530,904      $1,002,722      $688,490      $263,519
  Ratio of expenses to average net assets, less
    waivers and before expenses paid indirectly
                           1.35%(2)       1.33%         1.30%          1.43%       1.51%(2)
  Ratio of net investment loss to average net
    assets, net of waivers and expenses paid indirectly
                         (0.65)%(2)     (0.53)%       (0.54)%        (0.46)%     (0.14)%(2)
  Ratio of expenses to average net assets,
    before waivers and expenses paid indirectly
                           1.35%(2)       1.33%         1.30%          1.43%       1.78%(2)
  Ratio of net investment loss to average net assets,
    before waivers and expenses paid indirectly
                          (0.66)%(2)    (0.55)%       (0.55)%        (0.47)%     (0.41)%(2)
  Portfolio turnover rate
                              43%(1)       120%          137%           137%        141%(1)

  * Inception.
(1) Not annualized for the periods less than one year.
(2) Annualized for the periods less than one year.
    See notes to financial statements.

FUND OVERVIEW


MARSICO 21ST CENTURY FUND
MARCH 31, 2002 (UNAUDITED)


The 21st Century Fund invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.

PERFORMANCE COMPARISON

                                     ONE YEAR                 AVERAGE ANNUAL SINCE
                                 (4/1/01-3/31/02)          INCEPTION (2/1/00-3/31/02)
Marsico 21st Century Fund             3.16%(1)                     -12.35%(1)
S&P 500(R)Index                        0.24%                          -7.46%


NET ASSETS
3/31/02                                                            $65,722,946


NET ASSET VALUE
Net Asset Value Per Share            $7.52


TOP FIVE HOLDINGS
USA Education, Inc.                   6.42%
UnitedHealth Group, Inc.              5.85
Fannie Mae                            5.07
Porsche AG                            4.55
Four Seasons Hotels, Inc.             4.18


SECTOR ALLOCATION(3)
Consumer Cyclical                    41.62%
Financial                            19.87
Industrial                           15.25
Consumer Non-Cyclical                11.46
Technology                            9.02
Communications                        1.76
Basic Materials                       1.02


GROWTH OF $10,000(1)(2)

[CHART]

[PLOT POINTS TO COME]


(1) The performance returns for the 21st Century Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.
(2) This chart assumes an initial investment of $10,000 made on February 1, 2000 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV, assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.
(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.
    The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged, broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS


MARSICO 21ST CENTURY FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER         MARKET VALUE      PERCENT OF
                                                 OF SHARES        IN DOLLARS       NET ASSETS
COMMON STOCKS

ADVERTISING AGENCIES
Omnicom Group, Inc.                                12,006          $1,133,366         1.72%
                                                -----------------------------------------------

AEROSPACE/DEFENSE
Lockheed Martin Corporation                        33,174           1,910,159         2.91
                                                -----------------------------------------------

AEROSPACE/DEFENSE--EQUIPMENT
Alliant Techsystems, Inc.*                         11,048           1,126,786         1.71
                                                -----------------------------------------------

AIRLINES
Ryanair Holdings PLC ADR*                          32,406             972,504         1.48
                                                -----------------------------------------------

APPLICATIONS SOFTWARE
Microsoft Corporation*                             24,904           1,501,960         2.29
Siebel Systems, Inc.*                              53,620           1,748,548         2.66
                                                -----------------------------------------------
                                                                    3,250,508         4.95
                                                -----------------------------------------------

AUDIO/VIDEO PRODUCTS
Harman International Industries, Inc.              33,574           1,656,877         2.52
                                                -----------------------------------------------

AUTO/TRUCK PARTS & EQUIPMENT
Delphi Corporation                                 71,864           1,149,105         1.75
                                                -----------------------------------------------

AUTOMOTIVE--CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                        19,318             768,430         1.17
General Motors Corporation                         33,036           1,997,026         3.04
Nissan Motor Company Ltd.                         239,000           1,725,541         2.62
                                                -----------------------------------------------
                                                                    4,490,997         6.83
                                                -----------------------------------------------

BUILDING PRODUCTS--AIR & HEATING
Aaon, Inc.*                                        41,088           1,113,399         1.69
                                                -----------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO 21ST CENTURY FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER          MARKET VALUE    PERCENT OF
                                                 OF SHARES         IN DOLLARS     NET ASSETS
COMMON STOCKS continued

BUILDING--RESIDENTIAL/COMMERCIAL
Corporacion Geo SA de CV*                         223,900            $534,279        0.81%
D.R. Horton, Inc.                                  37,974           1,431,620        2.18
Lennar Corporation                                 27,512           1,451,533        2.21
M.D.C. Holdings, Inc.                              48,641           2,101,291        3.20
WCI Communities, Inc.*                             28,744             701,354        1.06
                                                -----------------------------------------------
                                                                    6,220,077        9.46
                                                -----------------------------------------------

CASINO HOTELS
MGM Mirage, Inc.*                                  45,058           1,632,451        2.48
                                                -----------------------------------------------

CHEMICALS--SPECIALTY
Symyx Technologies, Inc.*                          31,656             653,696        1.00
                                                -----------------------------------------------

COMPUTERS
Dell Computer Corporation*                         32,894             858,862        1.31
                                                -----------------------------------------------

COMPUTERS--INTEGRATED SYSTEMS
Kronos, Inc.*                                      35,746           1,679,347        2.56
                                                -----------------------------------------------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                    34,045           1,685,908        2.57
                                                -----------------------------------------------

ELECTRONIC MEASURING INSTRUMENTS
Analogic Corporation                               27,084           1,126,424        1.71
                                                -----------------------------------------------

ELECTRONICS--MILITARY
L-3 Communications Holdings, Inc.*                 11,974           1,341,088        2.04
                                                -----------------------------------------------

FINANCE--CONSUMER LOANS
USA Education, Inc.                                43,126           4,217,723        6.42
                                                -----------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO 21ST CENTURY FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER          MARKET VALUE     PERCENT OF
                                                 OF SHARES         IN DOLLARS      NET ASSETS
COMMON STOCKS continued

FINANCE--CREDIT CARD
Capital One Financial Corporation                  28,820          $1,840,157         2.80%
                                                -----------------------------------------------

FINANCE--INVESTMENT BANKER/BROKER
Lehman Brothers Holdings, Inc.                     26,076           1,685,553         2.56
                                                -----------------------------------------------

FINANCE--MORTGAGE LOAN/BANKER
Fannie Mae                                         41,694           3,330,517         5.07
                                                -----------------------------------------------

HOME FURNISHINGS
Furniture Brands International, Inc.*              33,952           1,237,550         1.88
                                                -----------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                          51,568           2,747,543         4.18
                                                -----------------------------------------------

MACHINERY--FARM
AGCO Corporation*                                  59,864           1,366,097         2.08
                                                -----------------------------------------------

MEDICAL--BIOMEDICAL/GENETIC
InterMune, Inc.*                                   14,382             432,467         0.66
                                                -----------------------------------------------

MEDICAL--HMO
UnitedHealth Group, Inc.                           50,283           3,842,627         5.85
                                                -----------------------------------------------

MEDICAL--HOSPITALS
Tenet Healthcare Corporation*                      34,416           2,306,560         3.51
                                                -----------------------------------------------

MEDICAL PRODUCTS
Johnson & Johnson                                  11,986             778,491         1.18
                                                -----------------------------------------------

NON-HAZARDOUS WASTE DISPOSAL
Waste Management, Inc.                             52,832           1,439,672         2.19
                                                -----------------------------------------------

*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO 21ST CENTURY FUND
MARCH 31, 2002 (UNAUDITED)

                                                  NUMBER        MARKET VALUE     PERCENT OF
                                                 OF SHARES       IN DOLLARS      NET ASSETS
COMMON STOCKS continued

RETAIL--BUILDING PRODUCTS
Lowe's Companies, Inc.                             43,470        $1,890,510         2.88%
                                                -----------------------------------------------

RETAIL--JEWELRY
Tiffany & Company                                  48,680         1,730,574         2.63
                                                -----------------------------------------------

TRANSPORTATION--SERVICES
FedEx Corporation*                                  6,290           365,449         0.56
                                                -----------------------------------------------

TOTAL COMMON STOCKS
(COST $53,575,402)                                               61,213,044        93.14
                                                -----------------------------------------------


PREFERRED STOCK

AUTOMOTIVE--CARS/LIGHT TRUCKS
Porsche AG                                          6,542         2,991,217         4.55
                                                -----------------------------------------------
TOTAL PREFERRED STOCK
(COST $2,850,329)                                                 2,991,217         4.55
                                                -----------------------------------------------

TOTAL INVESTMENTS
(COST $56,425,731)                                               64,204,261        97.69
                                                -----------------------------------------------

CASH AND OTHER ASSETS LESS LIABILITIES                            1,518,685         2.31
                                                -----------------------------------------------

NET ASSETS                                                      $65,722,946       100.00%
                                                ===============================================

*Non-income-producing.
 See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES


MARSICO 21ST CENTURY FUND
March 31, 2002 (UNAUDITED)


(AMOUNTS IN THOUSANDS)

ASSETS
  Investments, at value (cost $56,425)                                              $64,204
  Cash                                                                                  211
  Receivable for investments sold                                                     2,126
  Receivable for capital stock sold                                                       3
  Interest and dividends receivable                                                      23
  Prepaid expenses and other assets                                                     108
                                                                             --------------

  TOTAL ASSETS                                                                       66,675
                                                                             --------------

LIABILITIES
  Payable for investments purchased                                                     627
  Payable for capital stock redeemed                                                      4
  Accrued investment advisory fee                                                        42
  Accrued distribution fee                                                              110
  Accrued trustees fees                                                                  99
  Accrued expenses and other liabilities                                                 70
                                                                             --------------

  TOTAL LIABILITIES                                                                     952
                                                                             --------------

NET ASSETS                                                                          $65,723
                                                                             ==============

NET ASSETS CONSIST OF
  Paid-in-capital                                                                  $125,638
  Accumulated net investment loss                                                     (119)
  Accumulated net realized loss on investments and
    foreign currency transactions                                                  (67,575)
  Net unrealized appreciation on investments
    and foreign currency translations                                                 7,779
                                                                             --------------

NET ASSETS                                                                          $65,723
                                                                             ==============

SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                                       8,740

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                                           $7.52
                                                                             ==============


*Not in thousands.
 See notes to financial statements.

STATEMENT OF OPERATIONS


MARSICO 21ST CENTURY FUND
SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)


(AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest                                                                               $21
  Dividends (net of $2 of non-reclaimable
    foreign withholding taxes)                                                           148
                                                                              --------------

  TOTAL INVESTMENT INCOME                                                                169
                                                                              --------------

EXPENSES
  Investment advisory fees                                                               278
  Distribution fees                                                                       82
  Transfer agent fees and expenses                                                        61
  Fund administration fees                                                                35
  Custody and fund accounting fees                                                        29
  Printing and postage expenses                                                           11
  Trustees fees and expenses                                                               9
  State registration fees                                                                  7
  Professional fees                                                                        4
  Miscellaneous                                                                            4
                                                                              --------------

  TOTAL EXPENSES                                                                         520
  Less waiver of fees                                                                   (28)
                                                                              --------------
  NET EXPENSES                                                                           492
                                                                              --------------

NET INVESTMENT LOSS                                                                    (323)
                                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investments                                                     1,802
  Net realized gain on foreign currency transactions                                       5
  Change in unrealized appreciation/depreciation on
    investments and foreign currency translations                                     10,317
                                                                              --------------

  Net Gain on Investments                                                             12,124
                                                                              --------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                            $11,801
                                                                              ==============


See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


MARSICO 21ST CENTURY FUND

                                                        SIX MONTHS                  YEAR
                                                       ENDED 3/31/02                ENDED
(AMOUNTS IN THOUSANDS)                                  (UNAUDITED)                9/30/01
OPERATIONS
  Net investment loss                                         $(323)                   $(750)
  Net realized gain (loss) on investments                      1,802                 (39,521)
  Net realized loss on options written                             -                     (23)
  Net realized gain (loss) on
    foreign currency transactions                                  5                     (12)
  Change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations                                     10,317                 (16,390)
                                                  --------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                                 11,801                 (56,696)
                                                  --------------------------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                 3,544                   50,636
  Redemption of shares                                       (9,746)                 (63,989)
                                                  --------------------------------------------

  Net decrease from
    capital share transactions                               (6,202)                 (13,353)
                                                  --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        5,599                 (70,049)

NET ASSETS
  Beginning of period                                         60,124                  130,173

  END OF PERIOD                                              $65,723                  $60,124
                                                  ============================================

TRANSACTIONS IN SHARES
  Shares sold                                                    498                    5,875
  Shares redeemed                                            (1,361)                  (8,254)
                                                  --------------------------------------------

  NET DECREASE                                                 (863)                  (2,379)
                                                  ============================================


See notes to financial statements.

FINANCIAL HIGHLIGHTS


MARSICO 21ST CENTURY FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                   SIX MONTHS          YEAR           2/1/00*
                                                  ENDED 3/31/02        ENDED             TO
                                                   (UNAUDITED)        9/30/01         9/30/00
                                                ------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                   $6.26          $10.86         $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                  (0.04)          (0.08)         (0.07)
  Net realized and unrealized gains
     (losses) on investments                             1.30          (4.52)           0.93
                                                  ----------------------------------------------

  Total from investment operations                       1.26          (4.60)           0.86
                                                  ----------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $7.52           $6.26         $10.86
                                                  ==============================================

TOTAL RETURN                                        20.13% (1)       (42.36)%       8.60% (1)

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000s)                   $65,723          $60,124        $130,173
  Ratio of expenses to average net assets,
    less waivers and before expenses
    paid indirectly                                    1.50% (2)        1.50%          1.50% (2)
  Ratio of net investment loss to average
    net assets, net of waivers and expenses
    paid indirectly                                  (0.98)% (2)      (0.76)%        (0.92)% (2)
  Ratio of expenses to average
    net assets, before waivers and
    expenses paid indirectly                           1.59% (2)        1.57%          1.70% (2)
  Ratio of net investment loss to average
    net assets, before waivers and expenses
    paid indirectly                                  (1.07)% (2)      (0.83)%        (1.13)% (2)
  Portfolio turnover rate(3)                            230% (1)         399%           267% (1)



  * Inception.
(1) Not annualized for the periods less than one year.
(2) Annualized for the periods less than one year.
(3) Portfolio turnover is greater than most funds due to the investment style of the Fund.
    See notes to financial statements.

FUND OVERVIEW


MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2002 (UNAUDITED)

The International Opportunities Fund invests primarily in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. It normally invests in issuers from at least three different countries, not including the United States, and maintains a core position of between 35 and 50 common stocks.

PERFORMANCE COMPARISON

                                   ONE YEAR                   AVERAGE ANNUAL SINCE
                               (4/1/01-3/31/02)            INCEPTION (6/30/00-3/31/02)
Marsico International
  Opportunities Fund               3.12%(1)                          -8.61%(1)
Morgan Stanley Capital
  International EAFE Index          -8.50%                          -18.01%


NET ASSETS
3/31/02                                                            $22,944,063


NET ASSET VALUE
Net Asset Value Per Share            $8.25


TOP FIVE HOLDINGS
Nissan Motor Co. Ltd.                 5.29%
UBS AG                                4.79
Royal Bank of Scotland
Group PLC                             4.54
Porsche AG                            4.51
Bayerische Motoren Werke AG           4.20


SECTOR ALLOCATION(3)
Consumer Cyclical                    33.51%
Financial                            23.51
Communications                       12.82
Consumer Non-Cyclical                10.77
Industrial                            9.58
Technology                            4.86
Basic Materials                       2.70
Energy                                2.25


GROWTH OF $10,000(1)(2)

[CHART]

[PLOT POINTS TO COME]


(1) The performance returns for the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been 2.38% for the one year period ended 3/31/02, -9.89% since inception through 3/31/02, and the ending value of a $10,000 investment on 3/31/02 would have been $8,334.
(2) This chart assumes an initial investment of $10,000 made on June 30, 2000 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV, assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.
(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time. The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS


MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2002 (UNAUDITED)

                                                 NUMBER           MARKET VALUE      PERCENT OF
                                                OF SHARES          IN DOLLARS       NET ASSETS
COMMON STOCKS

ADVERTISING SERVICES
JC Decaux S.A.*                                    26,506            $307,318          1.34%
WPP Group PLC                                      62,350             712,967          3.11
                                            ----------------------------------------------------
                                                                    1,020,285          4.45
                                            ----------------------------------------------------

AEROSPACE/DEFENSE
Embraer-Empresa Brasileira
  de Aeronautica S.A. ADR                           9,297             187,613          0.82
                                            ----------------------------------------------------

AIRLINES
Ryanair Holdings PLC ADR*                          29,342             880,553          3.84
WestJet Airlines Ltd.*                             49,232             917,989          4.00
                                            ----------------------------------------------------
                                                                    1,798,542          7.84
                                            ----------------------------------------------------

AUDIO/VIDEO PRODUCTS
Thomson Multimedia S.A.*                           17,840             555,363          2.42
                                            ----------------------------------------------------

AUTOMOTIVE--CARS/LIGHT TRUCKS
Bayerische Motoren Werke AG                        24,241             964,257          4.20
Nissan Motor Company Ltd.                         168,000           1,212,932          5.29
                                            ----------------------------------------------------
                                                                    2,177,189          9.49
                                            ----------------------------------------------------

BREWERY
Heineken Holding N.V.-Class A                      15,493             472,711          2.06
                                            ----------------------------------------------------

BUILDING PRODUCTS--CEMENT/AGGREGATES
Cemex S.A. de C.V. ADR                              8,100             239,274          1.04
                                            ----------------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2002 (UNAUDITED)

                                                NUMBER             MARKET VALUE      PERCENT OF
                                               OF SHARES            IN DOLLARS       NET ASSETS
COMMON STOCKS continued

BUILDING--RESIDENTIAL/COMMERCIAL
Corporacion Geo SA de CV*                         112,900            $269,406           1.17%
                                              --------------------------------------------------

CABLE TV
Shaw Communications, Inc.-Class B                  16,880             302,369           1.32
                                              --------------------------------------------------

CELLULAR TELECOMMUNICATIONS
Vodafone Group PLC-ADR                            228,360             422,460           1.84
                                              --------------------------------------------------

CHEMICALS--DIVERSIFIED
Shin-Etsu Chemical Co., Ltd.                        8,400             355,144           1.55
                                              --------------------------------------------------

COMMERCIAL BANKS
IntesaBci S.p.A.                                  215,250             645,496           2.81
Kookmin Bank                                        8,782             368,992           1.61
                                              --------------------------------------------------
                                                                    1,014,488           4.42
                                              --------------------------------------------------

CONSULTING SERVICES
Accenture, Ltd.-Class A*                           16,963             452,912           1.97
                                              --------------------------------------------------

COOPERATIVE BANKS
Banca Popolare di Verona                           28,232             322,900           1.41
                                              --------------------------------------------------

DIVERSIFIED MANUFACTURING OPERATIONS
Smiths Group PLC                                   56,582             654,271           2.85
                                              --------------------------------------------------

ELECTRONIC COMPONENTS--SEMICONDUCTORS
ARM Holdings PLC*                                  61,167             247,682           1.08
Samsung Electronics Co., Ltd.                       1,260             341,017           1.49
                                              --------------------------------------------------
                                                                      588,699           2.57
                                              --------------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2002 (UNAUDITED)

                                                NUMBER             MARKET VALUE      PERCENT OF
                                               OF SHARES            IN DOLLARS       NET ASSETS
COMMON STOCKS continued

ELECTRONICS--MILITARY
L-3 Communications Holdings, Inc.*                  2,436            $272,832           1.19%
                                              --------------------------------------------------

FOOD--MISCELLANEOUS/DIVERSIFIED
Unilever N.V.                                      13,498             774,261           3.37
                                              --------------------------------------------------

INVESTMENT MANAGEMENT/ADVISORY SERVICES
AWD Holdings AG                                    21,216             552,817           2.41
                                              --------------------------------------------------

MEDICAL--DRUGS
Novo Nordisk A/S-Class B                            5,836             232,372           1.01
Schering AG                                         7,734             452,396           1.97
                                              --------------------------------------------------
                                                                      684,768           2.98
                                              --------------------------------------------------

METAL--ALUMINUM
Aluminum Corp. of China Ltd. ADR*                  11,010             243,871           1.06
                                              --------------------------------------------------

MONEY CENTER BANKS
Royal Bank of Scotland Group PLC                   40,366           1,040,573           4.54
UBS AG                                             22,318           1,099,043           4.79
                                              --------------------------------------------------
                                                                    2,139,616           9.33
                                              --------------------------------------------------

MORTGAGE BANKS
DePfa Bank PLC                                      3,278             220,035           0.96
DePfa Deutsche Pfandbriefbank AG*                     800              57,431           0.25
Northern Rock PLC                                  45,484             453,957           1.98
                                              --------------------------------------------------
                                                                      731,423           3.19
                                              --------------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2002 (UNAUDITED)

                                                NUMBER             MARKET VALUE      PERCENT OF
                                               OF SHARES            IN DOLLARS       NET ASSETS
COMMON STOCKS continued

MULTI-LINE INSURANCE
Corporacion Mapfre S.A.                            65,714            $441,676           1.93%
                                              --------------------------------------------------

MULTIMEDIA
Publishing & Broadcasting Ltd.                     55,057             292,233           1.27
                                              --------------------------------------------------

OFFICE AUTOMATION & EQUIPMENT
Canon, Inc. ADR                                    14,826             550,786           2.40
                                              --------------------------------------------------

OIL COMPANIES--EXPLORATION & PRODUCTION
CNOOC Ltd. ADR*                                    10,600             262,880           1.15
                                              --------------------------------------------------

OIL COMPANIES--INTEGRATED
TotalFinaELF SA                                     1,524             235,153           1.02
                                              --------------------------------------------------

PUBLISHING--BOOKS
Elsevier N.V.                                      24,770             331,672           1.45
                                              --------------------------------------------------

PUBLISHING--PERIODICALS
VNU N.V.                                            7,144             226,691           0.99
                                              --------------------------------------------------

RETAIL--APPAREL/SHOES
Industria de Diseno Textil, S.A.*                  16,296             306,140           1.33
                                              --------------------------------------------------

RETAIL--DISCOUNT
Wal-Mart de Mexico-Series V*                      178,534             586,527           2.56
                                              --------------------------------------------------

RETAIL--MAJOR DEPARTMENT STORE
KarstadtQuelle AG                                   6,887             230,484           1.00
                                              --------------------------------------------------


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2002 (UNAUDITED)

                                                NUMBER             MARKET VALUE      PERCENT OF
                                               OF SHARES            IN DOLLARS       NET ASSETS
COMMON STOCKS continued

RETAIL--MISCELLANEOUS/DIVERSIFIED
The Seiyu Ltd.*                                   131,000            $459,078           2.00%
                                              --------------------------------------------------

SEMICONDUCTOR EQUIPMENT
ASML Holding N.V.*                                 11,004             277,230           1.21
                                              --------------------------------------------------

TELEPHONE--INTEGRATED
Portugal Telecom, SGPS, S.A.*                      32,488             241,582           1.05
                                              --------------------------------------------------

TRANSPORTATION--RAIL
Canadian National Railway Company                   8,499             424,610           1.85
                                              --------------------------------------------------

TOTAL COMMON STOCKS
(COST $17,949,675)                                                 21,099,956          91.96
                                              --------------------------------------------------

PREFERRED STOCK

AUTOMOTIVE--CARS/LIGHT TRUCKS
Porsche AG                                          2,260           1,033,346           4.51
                                              --------------------------------------------------

TOTAL PREFERRED STOCK
(COST $665,806)                                                     1,033,346           4.51
                                              --------------------------------------------------


                                               PRINCIPAL/        MARKET VALUE    PERCENT OF
                                                 SHARES           IN DOLLARS     NET ASSETS
SHORT-TERM INVESTMENTS

Federal Home Loan Bank,
  1.64%, 4/1/02                                  $900,000             900,000           3.92
SSgA Money Market Fund                             80,089              80,089           0.35
                                              --------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $980,089)                                                       980,089           4.27
                                              --------------------------------------------------

TOTAL INVESTMENTS
(COST $19,595,570)                                                 23,113,391         100.74
                                              --------------------------------------------------
Liabilities Less Cash and Other Assets                               (169,328)         (0.74)
                                              --------------------------------------------------

NET ASSETS                                                        $22,944,063         100.00%
                                              ==================================================


*Non-income-producing.
 See notes to financial statements.

SCHEDULE OF INVESTMENTS


MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2002 (UNAUDITED)

SUMMARY OF INVESTMENTS BY COUNTRY

                                                                PERCENT OF
                                                                INVESTMENT
COUNTRY                               MARKET VALUE              SECURITIES
------------------------------------------------------------------------------------
Australia                                 $292,233                  1.3%
Bermuda                                    452,912                  2.0
Brazil                                     187,613                  0.8
Canada                                   1,644,968                  7.1
China                                      506,751                  2.2
Denmark                                    232,372                  1.0
France                                   1,097,834                  4.7
Germany                                  3,510,766                 15.2
Ireland                                    880,553                  3.8
Italy                                      968,396                  4.2
Japan                                    2,577,940                 11.2
Mexico                                   1,095,207                  4.7
Netherlands                              2,082,565                  9.0
Portugal                                   241,582                  1.0
Scotland                                 1,040,573                  4.5
South Korea                                710,009                  3.1
Spain                                      747,816                  3.2
Switzerland                              1,099,043                  4.8
United Kingdom                           2,491,337                 10.8
United States(1)                         1,252,921                  5.4
                         -----------------------------------------------------------
TOTAL                                  $23,113,391                100.0%
                         -----------------------------------------------------------


  * Non-income-producing.
(1) Includes short-term securities.
    See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES


MARSICO INTERNATIONAL OPPORTUNITIES FUND
MARCH 31, 2002 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

ASSETS
  Investments, at value (cost $19,595)                            $23,113
  Foreign currency (cost $4)                                            4
  Receivable for investments sold                                     347
  Receivable for capital stock sold                                     7
  Interest and dividends receivable                                    53
  Prepaid expenses and other assets                                    93
                                                           --------------

  TOTAL ASSETS                                                     23,617
                                                           --------------

LIABILITIES
  Payable for investments purchased                                   533
  Payable for capital stock redeemed                                    4
  Accrued investment advisory fee                                       9
  Accrued distribution fee                                             11
  Accrued trustees fees                                                80
  Accrued expenses and other liabilities                               36
                                                           --------------

  TOTAL LIABILITIES                                                   673
                                                           --------------

NET ASSETS                                                        $22,944
                                                           ==============

NET ASSETS CONSIST OF
  Paid-in-capital                                                 $26,822
  Accumulated net investment loss                                    (98)
  Accumulated net realized loss on investments and
    foreign currency transactions                                 (7,298)
  Net unrealized appreciation on investments
    and foreign currency translations                               3,518
                                                           --------------

NET ASSETS                                                        $22,944
                                                           ==============

SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                     2,782

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)*                                         $8.25
                                                           ==============

*Not in thousands.
 See notes to financial statements.

STATEMENT OF OPERATIONS


MARSICO INTERNATIONAL OPPORTUNITIES FUND
SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

(AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest                                                             $7
  Dividends (net of $8 of non-reclaimable
    foreign withholding taxes)                                         67
                                                           --------------

  TOTAL INVESTMENT INCOME                                              74
                                                           --------------

EXPENSES
  Investment advisory fees                                             85
  Custody and fund accounting fees                                     45
  Distribution fees                                                    25
  Fund administration fees                                             25
  Transfer agent fees and expenses                                     18
  State registration fees                                               5
  Trustees fees and expenses                                            3
  Printing and postage expenses                                         3
  Professional fees                                                     2
  Miscellaneous                                                         1
                                                           --------------

  TOTAL EXPENSES                                                      212
  Less waiver of fees                                                (53)
                                                           --------------
  NET EXPENSES                                                        159
                                                           --------------

NET INVESTMENT LOSS                                                  (85)
                                                           --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investments                                    357
  Net realized loss on foreign currency transactions                (159)
  Change in unrealized appreciation/depreciation on
    investments and foreign currency translations                   3,683
                                                           --------------

  Net Gain on Investments                                           3,881
                                                           --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $3,796
                                                           ==============


See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


MARSICO INTERNATIONAL OPPORTUNITIES FUND

                                                   SIX MONTHS                    YEAR
                                                  ENDED 3/31/02                  ENDED
(AMOUNTS IN THOUSANDS)                             (UNAUDITED)                  9/30/01
OPERATIONS
  Net investment income (loss)                          $(85)                       $11
  Net realized gain (loss)
    on investments                                       357                     (6,974)
  Net realized loss on foreign
    currency transactions                               (159)                      (567)
  Change in unrealized
    appreciation/depreciation
    on investments and foreign
    currency translations                              3,683                       (164)
                                                 --------------------------------------------
  Net increase (decrease) in net
    assets resulting from operations                   3,796                     (7,694)
                                                 --------------------------------------------

DISTRIBUTIONS
  Net investment income                                    -                        (42)
  Distributions in excess of
    net investment income                                (24)                       (12)
  Distributions in excess of
    net realized gains                                     -                       (397)
                                                 --------------------------------------------
  Total distributions                                    (24)                      (451)
                                                 --------------------------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                         7,656                     24,538
  Proceeds from reinvestment of
    distributions                                         23                        442
  Redemption of shares                                (6,116)                   (14,706)
                                                 --------------------------------------------
  Net increase from
    capital share transactions                         1,563                     10,274
                                                 --------------------------------------------

TOTAL INCREASE IN NET ASSETS                           5,335                      2,129

NET ASSETS
  Beginning of period                                 17,609                     15,480

  END OF PERIOD                                      $22,944                    $17,609
                                                 ============================================

TRANSACTIONS IN SHARES
  Shares sold                                            983                      2,780
  Shares issued in reinvestment of distributions           3                         49
  Shares redeemed                                       (802)                    (1,725)
                                                 --------------------------------------------

  Net increase                                           184                      1,104
                                                 ============================================

  See notes to financial statements.

FINANCIAL HIGHLIGHTS


MARSICO INTERNATIONAL OPPORTUNITIES FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                       SIX MONTHS         YEAR            6/30/00*
                                                      ENDED 3/31/02       ENDED              TO
                                                       (UNAUDITED)       9/30/01          9/30/00
NET ASSET VALUE,
  BEGINNING OF PERIOD                                     $6.78          $10.36            $10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                            (0.03)             --              0.01
  Net realized and unrealized
    gains (losses) on investments                          1.51           (3.27)             0.35
                                                      -----------------------------------------------

  Total from investment operations                         1.48           (3.27)             0.36
                                                      -----------------------------------------------

DISTRIBUTIONS
  Net investment income                                      --           (0.03)               --
  Distributions in excess of
    net investment income                                 (0.01)          (0.01)               --
  Distributions in excess of
    net realized gains                                       --           (0.27)               --
                                                      -----------------------------------------------

  Total distributions                                     (0.01)          (0.31)               --
                                                      -----------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $8.25           $6.78            $10.36
                                                      ===============================================

TOTAL RETURN                                              21.83%(1)      (32.32)%            3.60%(1)

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000s)                      $22,944         $17,609           $15,480
  Ratio of expenses to average net assets,
    less waivers and before expenses paid
    indirectly(3)                                          1.60%(2)        1.60%             1.60% (2)
  Ratio of net investment income (loss) to
    average net assets, net of waivers and
    expenses paid indirectly                              (0.85)%(2)       0.05%             0.33% (2)
  Ratio of expenses to average net assets, before
    waivers and expenses paid indirectly                   2.12% (2)       2.60%             4.76%(2)
  Ratio of net investment loss to average
    net assets, before waivers and expenses
    paid indirectly                                       (1.38)%(2)      (0.94)%           (2.83)%(2)
  Portfolio turnover rate (3)                                99%(1)         543 %             190%(1)


  * Inception.
(1) Not annualized for the periods less than one year.
(2) Annualized for the periods less than one year.
(3) Portfolio turnover is greater than most funds due to the investment style of the Fund.
    See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


MARSICO FUNDS
MARCH 31, 2002 (UNAUDITED)

1. ORGANIZATION

   The Marsico Investment Fund (the "Trust") was organized on October 1, 1997, as a Delaware Business Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Focus Fund, the Growth Fund, the 21st Century Fund and the International Opportunities Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund and the Growth Fund, the 21st Century Fund and the International Opportunities Fund are diversified funds. The Focus and Growth Funds commenced operations on December 31, 1997, the 21st Century Fund commenced operations on February 1, 2000 and the International Opportunities Fund commenced operations on June 30, 2000. An affiliate of the Adviser holds approximately 52% of the International Opportunities Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   (a) Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser pursuant to guidelines established by the Board of Trustees.

   (b) Organization Costs--Costs incurred by the Focus and Growth Funds in connection with their organization, registration, and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The

MARSICO FUNDS
MARCH 31, 2002 (UNAUDITED)

       pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption. Organizational costs of the 21st Century Fund and the International Opportunities Fund were expensed by the Funds as incurred.

   (c) Expenses--The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds' expenses may be reduced by voluntary advisory fee waivers, brokerage credits and uninvested cash balances earning interest or credits. Such credits are included in Expenses Paid Indirectly in the Statement of Operations.

       Banc of America Securities is an affiliate of Marsico Capital Management, LLC and is designated as an introductory broker on certain Fund transactions. For the six months ended March 31, 2002, brokerage commissions paid to Banc of America Securities were $91,031, $26,683, $7,386 and $0 for the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund, respectively. Also, brokerage commissions were paid to unaffiliated brokers which reduced certain transfer agent fees and expenses in the amount of $183,444, $30,208, $0 and $0 for the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund, respectively, for the six months ended March 31, 2002. Such credits are included in fees paid indirectly on the Statements of Operations.

   (d) Federal Income Taxes--Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

   (e) Distributions to Shareholders--Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

       These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions, net operating losses and post-October capital losses. Accordingly, at March 31, 2002, reclassifications (in thousands) were recorded to decrease paid-in-capital by $9,803, $2,652, $299 and $82, decrease net investment loss by $5,251, $1,914, $304 and $64, and increase (decrease) accumulated net realized gain (loss) on foreign currency transactions by $4,552, $738, $(5) and $18 for the Focus, Growth, 21st Century and International Opportunities Funds, respectively.

   (f) Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

       Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

       The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

   (g) Forward Currency Contracts and Futures Contracts--The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

       Forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds' custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

       Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

       Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

       The Funds may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts, and interest rate swaps and swap-related products. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

   (h) Options Contracts--The Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the Funds may enter into such transactions for cross-hedging purposes.

       The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

       When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

   (i) Trustees' Compensation--Effective February 1, 2000, the Board of Trustees adopted the Marsico Investment Fund Deferred Fee Plan (the "Plan") that allows the independent Trustees to defer the receipt of all or a portion of the Trustees' fees payable. The deferred fees are invested in certain of the Funds until distribution in accordance with the Plan.

   (j) Redemption Fee--For shares purchased on or after September 1, 2001, a 2.00% redemption fee is retained by the International Opportunities Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date and is recorded by the Fund as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended March 31, 2002, the International Opportunities Fund received $100,805 in redemption fees.

   (k) Other--Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

3. INVESTMENT ADVISORY AGREEMENT

   The Funds have an agreement with Marsico Capital Management, LLC (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 0.85% of the average daily net assets of each of the Focus, Growth, 21st Century and International Opportunities Funds. The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus and International Opportunities Funds' average daily net assets and 1.50% of the Growth and 21st Century Funds' average daily net assets until December 31, 2002. This fee waiver is voluntary and may be terminated at any time.

   The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursements do not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

4. SERVICE AND DISTRIBUTION PLAN

   The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets.

5. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended March 31, 2002, were as follows:

   (AMOUNTS IN THOUSANDS)                                             PURCHASES        SALES
   --------------------------------------------------------------------------------------------
   Focus Fund                                                          $723,333       $720,489
   Growth Fund                                                          247,542        243,776
   21st Century Fund                                                    144,751        150,151
   International Opportunities Fund                                      20,803         18,954

   There were no purchases or sales of U.S. government securities.

   The cost of securities on a tax basis (in thousands) for the Focus, Growth, 21st Century and International Opportunities Funds was $1,239,586, $572,229, $56,616 and $20,434, respectively. At March 31, 2002, gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

                                                                     21ST      INTERNATIONAL
                                         FOCUS        GROWTH        CENTURY    OPPORTUNITIES
(AMOUNTS IN THOUSANDS)                   FUND          FUND          FUND          FUND
--------------------------------------------------------------------------------------------
Unrealized appreciation                $219,462      $111,156       $8,117        $3,132
Unrealized depreciation                  (6,988)       (7,472)        (529)         (453)
                                       -----------------------------------------------------
Net unrealized appreciation
    (depreciation)                     $212,474      $103,684       $7,588        $2,679
                                       =====================================================


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